Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	OXBRIDGE ACQUISITION CORP.
Entity Central Index Key	0001861622
Entity Tax Identification Number	98-1615951
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 201
Entity Address, Address Line Two	42 Edward Street
Entity Address, Address Line Three	Georgetown
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-9006
City Area Code	(345)
Local Phone Number	749-7570
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 201
Entity Address, Address Line Two	42 Edward Street
Entity Address, Address Line Three	Georgetown
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9006
City Area Code	(345)
Local Phone Number	749-7570
Contact Personnel Name	Jay Madhu